INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

December 18, 2020

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File Nos. 333-122901 and 811-21719 on behalf of the WCM China A-Shares Growth Fund, WCM International Long-Term Growth Fund, and WCM Focused International Opportunities Fund

The Trust is filing Post-Effective Amendment No. 1130 to its Registration Statement under Rule 485(a)(2) to create three new series, the WCM China A-Shares Growth Fund, WCM International Long-Term Growth Fund, and WCM Focused International Opportunities Fund.

Please direct your comments to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com. Thank you.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake Secretary